Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net income	$ 126,351,000	$ 107,835,000	$ 127,149,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for probable loan losses	22,968,000	27,959,000	17,318,000
Specific reserve, other real estate owned	1,204,000	1,776,000	9,806,000
Accretion of time deposit discounts			(11,000)
Depreciation of bank premises and equipment	26,017,000	26,756,000	34,935,000
Gain on sale of bank premises and equipment	(2,089,000)	(538,000)	(361,000)
(Gain) loss on sale of other real estate owned	(460,000)	488,000	(738,000)
Accretion of investment securities discounts	(4,025,000)	(3,195,000)	(2,081,000)
Amortization of investment securities premiums	44,245,000	30,501,000	18,362,000
Investment securities transactions, net	(9,601,000)	(38,446,000)	(17,285,000)
Impairment charges on available for sale securities	1,374,000	1,039,000	977,000
Accretion of junior subordinated debenture discounts			9,000
Amortization of identified intangible assets	4,633,000	4,651,000	5,293,000
Stock based compensation expense	414,000	474,000	387,000
Earnings from affiliates and other investments	(18,806,000)	(9,892,000)	(11,633,000)
Deferred tax (benefit) expense	(1,819,000)	7,923,000	(2,299,000)
Decrease in accrued interest receivable	380,000	968,000	3,658,000
Decrease (increase) in other assets	20,612,000	(5,392,000)	2,303,000
(Decrease) increase in other liabilities	(2,272,000)	7,106,000	(4,966,000)
Net cash provided by operating activities	209,126,000	160,013,000	180,823,000
Investing activities:
Proceeds from maturities of securities	1,200,000	1,125,000	1,425,000
Proceeds from sales and calls of available for sale securities	178,123,000	1,382,231,000	1,102,849,000
Purchases of available for sale securities	(1,384,254,000)	(3,081,034,000)	(2,231,330,000)
Principal collected on mortgage backed securities	1,223,532,000	1,294,197,000	999,419,000
Net (increase) decrease in loans	(444,919,000)	170,072,000	306,915,000
Purchases of other investments	(2,475,000)	(4,228,000)	(11,941,000)
Distributions (contributions) from other investments	5,457,000	(7,410,000)	33,320,000
Purchases of bank premises and equipment	(50,016,000)	(62,030,000)	(20,393,000)
Proceeds from sales of bank premises and equipment	2,533,000	7,575,000	1,719,000
Proceeds from sales of other real estate owned	23,170,000	38,766,000	25,324,000
Purchase of identified intangible asset		(280,000)	(174,000)
Net cash (used in) provided by investing activities	(447,649,000)	(261,016,000)	207,133,000
Financing activities:
Net increase in non-interest bearing demand deposits	200,760,000	538,732,000	287,942,000
Net increase in savings and interest bearing demand deposits	58,461,000	159,458,000	184,851,000
Net decrease in time deposits	(303,009,000)	(357,069,000)	(126,248,000)
Net decrease in securities sold under repurchase agreements	(172,298,000)	(218,950,000)	(84,641,000)
Other borrowed funds, net	474,923,000	254,866,000	(532,619,000)
Repayment of long-term debt			(10,400,000)
Purchase of treasury stock		(1,716,000)	(6,435,000)
Redemption of Series A preferred shares		(216,000,000)
Proceeds from stock transactions	265,000	51,000	113,000
Payments of cash dividends - common	(28,894,000)	(26,894,000)	(25,648,000)
Payments of cash dividends - preferred		(10,260,000)	(10,800,000)
Net cash provided by (used in) financing activities	230,208,000	122,218,000	(323,885,000)
(Decrease) increase in cash and cash equivalents	(8,315,000)	21,215,000	64,071,000
Cash and cash equivalents at beginning of year	283,100,000	261,885,000	197,814,000
Cash and cash equivalents at end of year	274,785,000	283,100,000	261,885,000
Supplemental cash flow information:
Interest paid	56,818,000	77,431,000	97,699,000
Income taxes paid	60,532,000	36,303,000	60,922,000
Non-cash investing and financing activities:
Purchases of available-for-sale securities not yet settled			72,538,000
Net transfers from loans to other real estate owned	9,688,000	54,441,000	32,005,000
Accrued dividends, preferred shares			$ 1,350,000